VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

6.    VARIABLE INTEREST ENTITIES

We utilize VIEs in the normal course of business to support our financing needs (“Credit Facility Vehicles”). We determine whether we are the primary beneficiary of a VIE at the time we become involved with the VIE and reconsider that conclusion on an on-going basis.

Credit Facility Vehicles

We established certain special purpose entities (“SPEs”) for the purpose of financing our purchase and renovation of real estate inventory through the issuance of senior revolving credit facility debt and mezzanine term debt. We are the primary beneficiary of the various VIEs within the credit facility structure and consolidate these VIEs. We are determined to be the primary beneficiary based on our power to direct the activities that most significantly impact the economic outcomes of the entities through our role in designing the entities and managing the real estate inventory purchased and sold by the entities. We have a potentially significant variable interest in the entities based upon the equity interest we hold in the VIEs.

The following table summarizes the assets and liabilities related to the VIEs consolidated by us from our Credit Facility Vehicles as of September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020	December 31, 2019
Assets
Cash and cash equivalents	$15,370	$86,526
Restricted cash	161,624	268,368
Real estate inventory	148,205	1,312,194
Other(a)	6,048	25,793
Total assets	$331,247	$1,692,881
Liabilities
Credit facilities	$257,647	$1,264,913
Other(b)	3,444	14,983
Total liabilities	$261,091	$1,279,896

(a)    Includes escrow receivable and other current assets.

(b)    Includes accounts payable and other accrued liabilities and interest payable.

The creditors of the VIEs generally do not have recourse to Opendoor Labs Inc.’s general credit solely by virtue of being creditors of the VIEs with the exception of limited guarantees for credit facilities. See Note 7 — Credit Facilities and Long-Term Debt for further discussion of the recourse obligations with respect to the credit facility vehicles.

6.VARIABLE INTEREST ENTITIES

We utilize VIEs in the normal course of business to support our financing needs (“Credit Facility Vehicles”) and to conduct our title business (“Title Companies”). We determine whether the Company is the primary beneficiary of a VIE at the time it becomes involved with the VIE and reconsider that conclusion on an on-going basis. See Note 1 — Description of Business and Accounting Policies for further discussion of our “Consolidation of Variable Interest Entities” policy.

Credit Facility Vehicles

We established certain special purpose entities (“SPEs”) for the purpose of financing our purchase and renovation of real estate inventory through the issuance of senior revolving credit facility debt and mezzanine term debt. We are the primary beneficiary of the various VIEs within the credit facility structure and consolidate these VIEs. We are determined to be the primary beneficiary based on our power to direct the activities that most significantly impact the economic outcomes of the entities through our role in designing the entities and managing the real estate inventory purchased and sold by the entities. We have a potentially significant variable interest in the entities based upon the equity interest we hold in the VIEs.

Title Companies

In prior years, we established certain limited liability companies to hold and operate title insurance agencies, which enables Opendoor to obtain, and facilitate our customers in obtaining, title insurance in connection with home purchase and sale transactions. We have determined the Company is the primary beneficiary of the various VIEs based on its power to direct the activities that most significantly impact the economic outcomes of the entities through its role in design and ongoing activities. We have potentially significant variable interest in the entities based upon the equity interest we hold in the VIEs. In 2019, with our acquisition of OSN, the noncontrolling interest holder with respect to these title companies was acquired and all interests in the Title Companies are under common control with Opendoor; therefore, these entities are no longer determined to be VIEs as the equity holders as a group are under common control with respect to Opendoor, who possesses the power to direct the activities that most significantly impact the economic performance of the entities. See Note 2 — Busines Combinations for further discussion.

The following table summarizes the assets and liabilities related to the VIEs we consolidated as of December 31, 2019:

Credit Facility
Vehicles
Assets
Cash and cash equivalents	$86,526
Restricted cash	268,368
Real estate inventory	1,312,194
Other(a)	25,793
Total assets	$1,692,881
Liabilities
Credit facilities	$1,264,913
Other(b)	14,983
Total liabilities	$1,279,896

(a)Includes escrow receivable, other current assets, property and equipment, and other assets.

(b)Includes accounts payable and other accrued liabilities and interest payable.

The following table summarizes the assets and liabilities related to the VIEs we consolidated as of December 31, 2018:

	Credit Facility	Title
	Vehicles	Companies	Total
Assets
Cash and cash equivalents	$79	$—	$79
Restricted cash	127,798	6,737	134,535
Real estate inventory	1,360,236	—	1,360,236
Other(a)	19,431	1,368	20,799
Total assets	$1,507,544	$8,105	1,515,649
Liabilities
Credit facilities	$1,133,095	$—	$1,133,095
Other(b)	6,316	528	6,844
Total liabilities	$1,139,411	$528	$1,139,939

(a)Includes escrow receivable, other current assets, property and equipment, and other assets.

(b)Includes accounts payable and other accrued liabilities and interest payable.

The creditors of the VIEs generally do not have recourse to Opendoor Labs Inc.’s general credit solely by virtue of being creditors of the VIEs, with the exception of limited guarantees for credit facilities. See Note 7 — Credit Facilities and Long-Term Debt for further discussion of the recourse obligations with respect to the credit facility vehicles.